Leasing Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Finance Lease Receivables Included In Prepaid Expenses And Other And Other Assets

Finance lease receivables, which are included in Prepaid expenses and other and Other assets in our consolidated balance sheets, are comprised of the following:

				(dollars in millions)
At December 31,			2012			2011
	Leveraged Leases	Direct Finance Leases	Total	Leveraged Leases	Direct Finance Leases	Total

Minimum lease payments receivable	$1,253	$58	$1,311	$1,610	$119	$1,729
Estimated residual value	923	6	929	1,202	9	1,211
Unearned income	(654)	(10)	(664)	(874)	(19)	(893)

Total	$1,522	$54	$1,576	$1,938	$109	$2,047

Allowance for doubtful accounts			(99)			(137)

Finance lease receivables, net			$1,477			$1,910

Prepaid expenses and other			$22			$46
Other assets			1,455			1,864

			$1,477			$1,910

Components Of Income From Leveraged Leases

The following table is a summary of the components of income from leveraged leases:

	(dollars in millions)
Years Ended December 31,	2012	2011	2010
Pretax income	$30	$61	$74
Income tax expense	12	24	32

Schedule Of Future Minimum Lease Payments Received From Capital Leases

The future minimum lease payments to be received from noncancelable capital leases (direct financing and leveraged leases), net of nonrecourse loan payments related to leveraged leases and allowances for doubtful accounts, along with expected receipts relating to operating leases for the periods shown at December 31, 2012, are as follows:

	(dollars in millions)
Years	Capital Leases	Operating Leases
2013	$123	$184
2014	45	162
2015	52	139
2016	122	114
2017	38	89
Thereafter	931	90

Total	$1,311	$778

Amortization Of Capital Leases

Amortization of capital leases is included in Depreciation and amortization expense in the consolidated statements of income. Capital lease amounts included in Plant, property and equipment are as follows:

	(dollars in millions)
At December 31,	2012	2011
Capital leases	$358	$362
Less accumulated amortization	158	132

Total	$200	$230

Schedule Of Aggregate Minimum Rental Commitments Under Noncancelable Leases

The aggregate minimum rental commitments under noncancelable leases for the periods shown at December 31, 2012, are as follows:

	(dollars in millions)
Years	Capital Leases	Operating Leases
2013	$86	$2,038
2014	67	1,840
2015	57	1,572
2016	54	1,280
2017	44	992
Thereafter	99	4,119

Total minimum rental commitments	407	$11,841

Less interest and executory costs	109

Present value of minimum lease payments	298
Less current installments	64

Long-term obligation at December 31, 2012	$234